Note Payable	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Note Payable

NOTE 7 - NOTE PAYABLE

On June 19, 2018, the Company executed a promissory note of $114,000 with a third party, due and payable on September 30, 2018. The Company received cash proceeds of $100,000 on the promissory note. The promissory note is unsecured, bears an interest rate of 1.9% per month, and was issued with an original issue discount (the “OID”) of 14%. The Company accrued interest expense of $794 on the promissory note for the six months ended June 30, 2018. The Company also recorded $14,000 as debt discount on the promissory note and recorded $1,495 amortization of debt discount as interest expense for the six months ended June 30, 2018. The unamortized portion of OID at June 30, 2018 was $12,505, which will be amortized over the remaining term of the promissory note.